Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure Of Contingent Liabilities [Abstract]
Commitments and contingencies

39. Commitments and contingencies

Commitments, guarantees and contingent liabilities can be described as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Guarantees	99,535	86,633
of which secured	4,707	4,704
Total Guarantees	99,535	86,633

As at December 31, 2021 the main commitments and risks assumed by the Stevanato Group are as follows:

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Suretyship issued in favor of Nordea Bank for EUR 17,482 thousand (EUR 17,471 thousand in 2020) on behalf of SVM Automatik A/S;
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Suretyship issued in favor of Nordea Bank for EUR 9,413 thousand (EUR 9,407 thousand in 2020) on behalf of Innoscan A/S;
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Letter of Comfort in favor of Unicredit AG for EUR 15,000 thousand (EUR 15,000 thousand in 2020) on behalf of the company Balda Medical Gmbh.

Secured guarantees for EUR 4,707 thousand (EUR 4,704 thousand in 2020) concern the floating charge on the Danish companies against short-term credit lines.

The guarantees provided by credit institutions and insurance companies on behalf of Group companies in favor of third parties amount to EUR 39,907 thousand (EUR 28,710 thousand in 2020) and mainly comprise advance payment and performance bond issued in favor of clients in the Engineering division and of Balda Medical GmbH.